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                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
                       SUPPLEMENT DATED OCTOBER 28, 2005
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 30, 2004,
        AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 8, 2005, MARCH 31, 2005,
              JUNE 6, 2005, JULY 13, 2005 AND SEPTEMBER 23, 2005,
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                            DATED DECEMBER 30, 2004,
         AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 8, 2005, MAY 23, 2005,
                      JULY 13, 2005 AND SEPTEMBER 23, 2005

     Each Prospectus is hereby supplemented as follows:

     The section entitled "INVESTMENT ADVISORY SERVICES--GENERAL--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. Sandra Yeager, a Managing Director of the Adviser and head of the Adviser's Global Research team, is primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Yeager has worked for the Adviser since March 2004 and joined the team managing the Fund in June 2004. Prior to June 2004, she was the head of Research for the Adviser and, prior to that, a Portfolio Manager and Associate Director of Global Research for Alliance Capital.

     Ms. Yeager is the lead manager of the Fund. Members of the Global Research team collaborate on ideas to manage the Fund's portfolio and provide research and recommendations to Ms. Yeager. Ms. Yeager is responsible for the execution of the overall strategy of the Fund.

     The composition of the team may change without notice from time to time.
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     IASPT 10/05
                                                                     65207SPT-02